CASH, RESTRICTED CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
CASH, RESTRICTED CASH AND CASH EQUIVALENTS

NOTE 7. CASH, RESTRICTED CASH AND CASH EQUIVALENTS

Cash and cash equivalents consist of the following:

	December 31
(in US$ thousands)	2017	2018
Cash and savings accounts	$63,664	$59,302
Time deposits	6	6
Cash and cash equivalents reported on the consolidated balance sheets	63,670	59,308
Cash restricted as collateral and performance bond	507	518
Total cash, restricted cash and cash equivalents reported on the consolidated statements of cash flows	$64,177	$59,826

As of December 31, 2017 and 2018, cash amounting to $507 thousand and $518 thousand, respectively, has been deposited in an escrow account in a bank as a performance bond for our players’ game points. These deposits are restricted and are included in restricted cash in the consolidated balance sheets.

We maintain cash and cash equivalents, as well as restricted cash, in bank accounts with major financial institutions with high credit ratings located in the following jurisdictions:

	December 31
(in US$ thousands)	2017	2018
Taiwan	$62,350	$54,078
Hong Kong	1,811	5,732
China	16	16
	$64,177	$59,826